Debt - Narrative (Details) $ in Millions				1 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2023 USD ($)	Feb. 10, 2023 USD ($)	Feb. 23, 2022 USD ($)	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Mar. 31, 2023 payment	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt			$ 951				$ 518	$ 518	$ 0
Total principal debt							496	496	5,545
Exit fee								22	0
Secured debt
Debt Instrument [Line Items]
Total principal debt							$ 446	446	5,545
Super senior secured credit facility due 2026
Debt Instrument [Line Items]
Debt instrument, debt default, percentage			3.00%
Make-whole premium payable period			3 years
Super senior secured credit facility due 2026 | Secured overnight financing rate (SOFR) overnight index swap rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			7.00%
Super senior secured credit facility due 2026 | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 300
Super senior secured credit facility due 2026 | Line of credit | Secured debt
Debt Instrument [Line Items]
Long-term debt			175
Super senior secured credit facility due 2026 | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term debt			125
Line of credit facility, unused capacity, commitment fee percentage							2.80%
Pari passu facility | Secured debt
Debt Instrument [Line Items]
Total principal debt			50
Term Loan | Secured debt
Debt Instrument [Line Items]
Total principal debt							$ 175	175	0
Exit fee								9	0
Second Lien Senior Secured (Level 3) | Secured debt
Debt Instrument [Line Items]
Long-term debt			$ 683	$ 250	$ 192		29	29
Basis spread on variable rate (as a percent)			12.50%
Total principal debt							$ 271	271	0
Exit fee				$ 13	$ 10			$ 13	$ 0
Second Lien Senior Secured (Level 3) | Secured debt | Subsequent event
Debt Instrument [Line Items]
Exit fee	$ 2	$ 6
Number of voluntary payments made | payment						2
Second Lien Senior Secured (Level 3) | Secured debt | Pay-If-You-Can
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			7.50%
Second Lien Senior Secured (Level 3) | Secured debt | Cash
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			5.00%
Unsecured Convertible Bond - debt component (Level 3) | Unsecured notes
Debt Instrument [Line Items]
Long-term debt			$ 50
Basis spread on variable rate (as a percent)			6.00%